Description of Organization and Business Operations - Proposed Business Combination (Detail) - USD ($)	Jul. 29, 2020	Jun. 30, 2020	Jun. 09, 2020
Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Share price (in dollars per share)		$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Minimum [Member]
Business Acquisition [Line Items]
Share price (in dollars per share)		$ 18.00	$ 18.00
Subsequent Event [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Aggregate number of shares (in shares)	32,000,000
Share price (in dollars per share)	$ 10.00
Gross proceeds	$ 320,000,000
Subsequent Event [Member] | Bain Subscription Agreement [Member]
Business Acquisition [Line Items]
Prefunded subscription	25,000,000
Subsequent Event [Member] | Bain Subscription Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Total subscription amount	$ 100,000,000
Subsequent Event [Member] | ARYA Shareholder Support Agreements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Share price (in dollars per share)	$ 15.00
Subsequent Event [Member] | Cerevel Member]
Business Acquisition [Line Items]
Equity value	$ 780,000,000
Subsequent Event [Member] | Ordinary Shares [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1